Inventory	6 Months Ended
Jun. 30, 2023
Inventory
Inventory

Note 5 – Inventory

Inventory consisted of the following:

	June 30,	December 31,
	2023	2022
Raw materials	$387,984	$158,093
Finished products	320,005	351,867
Work in process	575,566	388,726
Total Inventory	$1,283,555	$898,686

For the six months ended June 30, 2023 and 2022, the Company recorded inventory reserve of $53,275 and $nil, respectively.